Organization - Use of the Proceeds from the IPO (Parenthetical) (Detail) - Senior Notes [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate on debt	11.00%	11.00%
Debt instrument maturity year	2021